Subsequent Events (Details Narrative)							1 Months Ended
	Mar. 17, 2025 shares	Feb. 26, 2025 USD ($)	Feb. 21, 2025 Days £ / shares	Feb. 20, 2025	Feb. 04, 2025 shares	Jan. 23, 2025 USD ($) Installments	Apr. 25, 2025 shares	Dec. 24, 2025 USD ($)	Dec. 23, 2025 USD ($)	Feb. 21, 2025 USD ($) $ / shares	Dec. 31, 2024 £ / shares shares	Dec. 31, 2023 £ / shares shares
Subsequent Event [Line Items]
Common stock, par value | £ / shares												£ 0.0001
Ordinary shares [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued | shares											208,260,754	152,262,295
Common stock, par value | £ / shares											£ 0.0001	£ 0.0001
Additional Notes [Member] | Convertible Notes [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt instrument, face amount								$ 500,000,000	$ 900,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Reduction on additional paid in capital		$ (200,000,000)
Amount capitalized to accumulated deficit		$ 200,000,000
Subsequent Event [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Event of default interest rate increase			5.00%
Subsequent Event [Member] | Maximum [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount										$ 1,000,000,000
Subsequent Event [Member] | Senior Secured Term Loan Facility [Member]
Subsequent Event [Line Items]
Debt instrument, face amount						$ 30,000,000
Debt instrument number of installments | Installments						5
Debt instrument beginning date of maturity						Aug. 15, 2025
Debt instrument penalty fee percentage						5.00%
Debt instrument periodic payment of principal						$ 6,000,000
Debt instrument, interest rate, stated percentage						0.00%
Debt instrument arrangement fee						$ 3,000,000
Subsequent Event [Member] | Senior Secured Term Loan Facility [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument prepayments						$ 3,000,000
Subsequent Event [Member] | Initial Notes [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount										$ 100,000,000
Common stock, par value | £ / shares			£ 0.0001
Price per share | £ / shares			£ 0.0001
Loan conversion price | $ / shares										$ 3
Subsequent Event [Member] | Additional Notes [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument convertible threshold trading days | Days			20
Debt instrument final date of maturity			Feb. 21, 2028
Debt instrument beginning date of maturity			Jun. 25, 2025
Price per share | £ / shares			£ 0.0001
Subsequent Event [Member] | Additional Notes [Member] | Maximum [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount										$ 900,000,000
Subsequent Event [Member] | BlueDot [Member]
Subsequent Event [Line Items]
Date of acquisition agreement	Mar. 17, 2025				Feb. 04, 2025
Business Acquisition	100.00%
Effective date of acquisition	Mar. 17, 2025			Feb. 20, 2025
Business acquisition, shares issued / issuable | shares					819,737
Subsequent Event [Member] | BlueDot [Member] | Ordinary shares [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued | shares	1,941,111
Subsequent Event [Member] | GroupBy [Member]
Subsequent Event [Line Items]
Business acquisition, shares issued / issuable | shares							3,999,902